Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and short-term benefits	$ 10,282	$ 7,400
Share-based payments	5,702	5,100
Key management personnel remuneration	$ 15,984	$ 12,500